Expense Example - Modern Capital Tactical Income Fund	Aug. 19, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 873
Expense Example, with Redemption, 3 Years	1,633
Expense Example, with Redemption, 5 Years	2,409
Expense Example, with Redemption, 10 Years	4,423
Class ADV Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	393
Expense Example, with Redemption, 3 Years	1,192
Expense Example, with Redemption, 5 Years	2,009
Expense Example, with Redemption, 10 Years	$ 4,130